Related Party Transactions		9 Months Ended
	Jan. 08, 2021	Sep. 30, 2021
TPG Pace Solutions
Related Party Transactions

4.    Related Party Transactions

Founder Shares

On January 8, 2021, the Sponsor purchased 20,000,000 Founder Shares for an aggregate purchase price of $25,000, or approximately $0.001 per share. The purchase price of the Founder Shares was determined by dividing the amount of cash contributed to the Company by the number of Founder Shares issued. The number of Founder Shares issued was based on the expectation that the Founder Shares represent 20% of the sum of the Company’s issued and outstanding Founder Shares and Public Shares upon completion of the Proposed Offering. Should the Company increase or decrease the size of the Proposed Offering, the Company will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, immediately prior to the consummation of the Proposed Offering in such amount as to maintain the ownership of Founder Shares at 20% of the sum of the Founder Shares and Public Shares upon the consummation of the Proposed Offering. Prior to the Proposed Offering, the Sponsor expects to surrender Founder Shares for no consideration and has agreed to surrender additional Founder Shares depending on the extent to which the underwriters’ over-allotment option is exercised.

The Founder Shares are identical to the Public Shares being sold in the Proposed Offering except that:

●	only holders of the Founder Shares have the right to vote on the election of directors prior to the Business Combination;
●	the Founder Shares are subject to certain transfer restrictions, as described in more detail below;
●	the initial shareholders and the Company’s officers and directors entered into a letter agreement with the Company, pursuant to which they have agreed (i) to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the Business Combination within 24 months from the Proposed Offering. If the Company submits the Business Combination to the public shareholders for a vote, the initial shareholders have agreed, pursuant to such letter agreement, to vote their Founder Shares and any Public Shares purchased during or after the Proposed Offering in favor of the Business Combination; and
●	the Founder Shares are automatically convertible into Class A ordinary shares at the time of the Business Combination on a one-for-one basis, subject to adjustment pursuant to certain anti-dilution rights.

Additionally, the Sponsor and initial shareholders will agree not to transfer, assign or sell any of their Founder Shares until the earlier of (i) one year after the completion of the Business Combination or (ii) subsequent to the Business Combination, if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination or (iii) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (the “Lock Up Period”).

Private Placement Shares

The Sponsor will purchase from the Company Private Placement Shares at a price of $10.00 per share in a private placement that will occur simultaneously with the completion of the Proposed Offering. The Private Placement Shares will not be transferable, assignable or salable until 30 days after the completion of the Business Combination.

If the Company does not complete the Business Combination within 24 months from the closing of the Proposed Offering, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will become worthless.

Forward Purchase Agreements

Prior to the Proposed Offering, an affiliate of the Company (the “TPG Forward Purchaser”) intends to enter into a forward purchase agreement (the “Original Forward Purchase Agreement”). The TPG Forward Purchaser has agreed to purchase Class A ordinary shares at a price of $10.00 per Class A ordinary share (the “Forward Purchase Shares”). The purchase of the Forward Purchase Shares will take place in one or more private placements, with the full amount to have been purchased no later than simultaneously with the closing of the Business Combination. The TPG Forward Purchaser’s obligation to purchase the Forward Purchase Shares may be transferred, in whole or in part, to the forward transferees, provided that upon such transfer the forward transferees assume the rights and obligations of the TPG Forward Purchaser to purchase the Forward Purchase Shares under the Original Forward Purchase Agreement. As an inducement to a transferee that is not an affiliate of the TPG Forward Purchaser to assume the TPG Forward Purchaser’s obligation to purchase the Forward Purchase Securities, the Company may agree to issue on a case-by-case basis to such transferee at the time of the forward purchase, in addition to the Forward Purchase Shares, an additional number of Class A ordinary shares equal to 10% of the Forward Purchase Shares purchased by such transferee for no additional cash consideration, potentially lowering the effective purchase price of the forward purchase shares to approximately $9.09 per Class A ordinary share. In addition, the Sponsor shall forfeit a number of Founder Shares equal to such additional amount of Class A ordinary shares issued to such transferee at the time of the additional forward purchase.

The Company also intends to enter into forward purchase agreements (the “Additional Forward Purchase Agreements”) with other third parties (the “Additional Forward Purchasers”) which provide that the Additional Forward Purchasers will purchase Class A ordinary shares at a price of approximately $10.00 per Class A ordinary share (the “Additional Forward Purchase Shares”). Any purchases of the Additional Forward Purchase Shares will also take place in one or more private placements, but no later than simultaneously with the closing of the Business Combination. The sale of the Additional Forward Purchase Securities will be subject to the approval of the board of directors and the Sponsor.

The proceeds of all purchases made pursuant to the Original Forward Purchase Agreement and Additional Forward Purchase Agreements will be deposited into the Company’s operating account.

The terms of the Forward Purchase Shares and Additional Forward Purchase Shares, respectively, will generally be identical to the terms of the Class A ordinary shares being issued in the Proposed Offering, except that the Forward Purchase Shares and Additional Forward Purchase Shares will have no redemption rights and will have no right to liquidating distributions from the Trust Account. In addition, as long as the Forward Purchase Shares and the Additional Forward Purchase Shares are held by the TPG Forward Purchaser and Additional Forward Purchasers, they will have certain registration rights. In connection with the sale of the Forward Purchase Shares and the Additional Forward Purchase Shares, except to the extent of any forfeitures of Founder Shares by the Sponsor in connection with the forward purchases, the Company expects that the Sponsor will receive an aggregate number of additional Class A ordinary shares so that the initial shareholders, in the aggregate, on an as-converted basis, will hold 20% of the sum of the Public Shares and Founder Shares at the time of the closing of the Business Combination.

Registration Rights

Holders of the Founder Shares and Private Placement Shares will be entitled to registration rights pursuant to a registration rights agreement to be signed on or prior to the closing of the Proposed Offering. The holders of these securities are entitled to make up to three demands that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to other registration statements filed by the Company subsequent to its completion of the Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that that Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock Up Period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Indemnity

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor (other than the Company’s independent auditors) for services rendered or products sold to the Company, or a prospective target business with which the Company discussed entering into a transaction agreement, reduces the amount of funds in the Trust Account to below (i) $10.00 per public share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Proposed Offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company and, therefore, the Sponsor may not be able to satisfy those obligations. The Company has not asked the Sponsor to reserve for such eventuality as the Company believes the likelihood of the Sponsor having to indemnify the Trust Account is limited because the Company will endeavor to have all vendors and prospective target businesses as well as other entities execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Administrative Service Agreement

The Company will enter into an agreement to pay for office space, administrative and support services to an affiliate of the Sponsor upon completion of the Proposed Offering, and will terminate the agreement upon the earlier of a Business Combination or the liquidation of the Company.

4. Related Party Transactions

Founder Shares

On January 8, 2021, the Sponsor purchased 20,000,000 Founder Shares for an aggregate purchase price of $25,000, or approximately $0.001 per share. The purchase price of the Founder Shares was determined by dividing the amount of cash contributed to the Company by the number of Founder Shares issued. The number of Founder Shares issued was based on the expectation that the Founder Shares represent 25% of the sum of the Company’s issued and outstanding Founder Shares and Public Shares upon completion of the Public Offering. Should the Company increase or decrease the size of the Public Offering, the Company will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, immediately prior to the consummation of the Public Offering in such amount as to maintain the ownership of Founder Shares at 25% of the sum of the Founder Shares and Public Shares upon the consummation of the Public Offering. Prior to the Public Offering, the Sponsor expects to surrender Founder Shares for no consideration and has agreed to surrender additional Founder Shares depending on the extent to which the underwriters’ over-allotment option is exercised.

On March 18, 2021, in its Second Amended and Restated Memorandum and Articles of Association, the Company authorized the issuance of up to 30,000,000 Class G ordinary shares, par value of $0.0001 per share. On March 18, 2021, the Company’s board of directors approved a recapitalization whereby the Sponsor forfeited 17,222,222 Class F ordinary shares for no consideration and received 5,555,556 Class G ordinary shares at par value $0.0001 per share. On April 6, 2021, the Sponsor transferred 40,000 Class F ordinary shares (Founder Shares) to each of the Company’s independent directors (together, with the Sponsor, the “Initial Shareholders”) at a purchase price of approximately $0.009 per share. On the Close Date, in connection with the underwriters’ partial exercise of its over-allotment option (see Note 3), the Company effected a stock dividend of approximately 0.14 Class F ordinary shares for each Class F ordinary share, and 0.14 Class G ordinary shares for each Class G ordinary share, such that after the underwriters’ partial exercise of its over-allotment option, the ratio of Founder Shares to the sum of Founder Shares and Public Shares remained at approximately 25%.

As of September 30, 2021, the Sponsor held 3,166,667 Class F ordinary shares and 6,333,333 Class G ordinary shares

The Founder Shares are identical to the Public Shares except that:

●	only holders of the Class F ordinary shares have the right to vote on the appointment of directors prior to the Business Combination or continuing the Company in a jurisdiction outside the Cayman Islands during such time;
●	the Founder Shares are subject to certain transfer restrictions, as described in more detail below;
●	the initial shareholders and the Company’s officers and directors entered into a letter agreement with the Company, pursuant to which they have agreed (i) to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the Business Combination within
24 months from the Public Offering. If the Company submits the Business Combination to the public shareholders for a vote, the initial shareholders have agreed, pursuant to such letter agreement, to vote their Founder Shares and any Public Shares purchased during or after the Public Offering in favor of the Business Combination;
●	the Class F ordinary shares are automatically convertible into Class A ordinary shares on the first business day following the completion of the Business Combination into a number of our Class A ordinary shares equal to 10% of the sum of (i) the total number of all Class A ordinary shares issued and outstanding upon completion of the Public Offering (including any over-allotment shares if the underwriters exercise their over-allotment option), plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion of the Class F ordinary shares plus (iii) unless waived by the Sponsor, the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the Business Combination, including any forward purchase shares, without giving effect to (w) any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the Business Combination, (x) any Class A ordinary shares issuable upon conversion of the Class G ordinary shares, (y) any redemptions of Public Shares in connection with the Business Combination or (z) the Private Placement Shares; and
●	the Class G ordinary shares will convert into Class A ordinary shares after the Business Combination only to the extent certain triggering events occur prior to the 10th anniversary of the Business Combination, including three triggering events based on the Class A ordinary shares trading at $12.50, $15.00 and $17.50 per share following the closing of the Business Combination and also upon specified strategic transactions.

Additionally, the Sponsor and initial shareholders agreed not to transfer, assign or sell (i) any of their Founder Shares until the earlier of (a) one year after the completion of the Business Combination or (b) subsequent to the Business Combination, if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination or (c) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (the “Lock Up Period”) and (ii) any of their Class G ordinary shares for any reasons, other than to specified permitted transferees or subsequent to the Business Combination in connection with a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, that any Class A ordinary shares issued upon conversion of any Class G ordinary shares will not be subject to such restrictions on transfer.

Private Placement Shares

The Sponsor purchased from the Company Class A ordinary shares at a price of $10.00 per share in a private placement (“Private Placement Shares”) simultaneously with the completion of the Public Offering. The Private Placement Shares are not redeemable, and will not be transferable, assignable or salable until 30 days after the completion of the Business Combination.

If the Company does not complete the Business Combination within 24 months from the closing of the Public Offering, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will become worthless.

Forward Purchase Agreements

On March 18, 2021, an affiliate of the Company (the “TPG Forward Purchaser”) entered into a forward purchase agreement (the “Original Forward Purchase Agreement”). The TPG Forward Purchaser has agreed to purchase 5,000,000 Class A ordinary shares at a price of $10.00 per Class A ordinary share (the “Forward Purchase Shares”), or $50,000,000. The purchase of the Forward Purchase Shares will take place in one or more private placements, with the full amount to have been purchased no later than simultaneously with the closing of the Business Combination. The TPG Forward Purchaser’s obligation to purchase the Forward Purchase Shares may be transferred, in whole or in part, to the forward transferees, provided that upon such transfer the forward transferees assume the rights and obligations of the TPG Forward Purchaser to purchase the Forward Purchase Shares under the Original Forward Purchase

Agreement. As an inducement to a transferee that is not an affiliate of the TPG Forward Purchaser to assume the TPG Forward Purchaser’s obligation to purchase the Forward Purchase Securities, the Company may agree to issue on a case-by-case basis to such transferee at the time of the forward purchase, in addition to the Forward Purchase Shares, an additional number of Class A ordinary shares equal to 10% of the Forward Purchase Shares purchased by such transferee for no additional cash consideration, potentially lowering the effective purchase price per Class A ordinary share. In addition, the Sponsor shall forfeit a number of Founder Shares equal to such additional amount of Class A ordinary shares issued to such transferee at the time of the additional forward purchase.

On March 18, 2021, the Company also entered into forward purchase agreements (the “Additional Forward Purchase Agreements”) with other third parties (the “Additional Forward Purchasers”) which provide that the Additional Forward Purchasers will purchase 10,000,000 Class A ordinary shares at a price of approximately $10.00 per Class A ordinary share (the “Additional Forward Purchase Shares”), or $100,000,000. Any purchases of the Additional Forward Purchase Shares will also take place in one or more private placements, but no later than simultaneously with the closing of the Business Combination. The sale of the Additional Forward Purchase Securities will be subject to the approval of the board of directors and the Sponsor.

The proceeds of all purchases made pursuant to the Original Forward Purchase Agreement and Additional Forward Purchase Agreements will be deposited into the Company’s operating account.

On July 28, 2021, the Company amended and restated Forward Purchase Agreements with (i) Newco and certain investors pursuant to which, among other things, such investors agreed to purchase 10,273,688 shares of Newco Class A Common Stock, par value $0.0001 per share, at $9.50 per share, for gross proceeds of approximately $97,600,000 and (ii) Newco and TPG Holdings III pursuant to which, among other things, TPG Holdings III agreed to purchase 2,490,000 million shares of Newco Class A Common Stock, for gross proceeds of $24,900,000.

On October 1, 2021, TPG Holdings entered into assignment agreements with certain affiliates, members of management, directors and other investors to transfer a portion of its obligation to purchase shares of Newco Class A Common Stock pursuant to the Forward Purchase Agreements to such related parties, in accordance with the terms and conditions therein.

Registration Rights

Holders of the Founder Shares and Private Placement Shares will be entitled to registration rights pursuant to a registration rights agreement to be signed on or prior to the effective date of the Public Offering. The holders of these securities are entitled to make up to three demands that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to other registration statements filed by the Company subsequent to its completion of the Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that that Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock Up Period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Indemnity

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor (other than the Company’s independent auditors) for services rendered or products sold to the Company, or a prospective target business with which the Company discussed entering into a transaction agreement, reduces the amount of funds in the Trust Account to below (i) $10.00 per public share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company and, therefore, the Sponsor may not be able to satisfy those obligations. The Company has not asked the Sponsor to reserve for such eventuality as the Company believes the likelihood of the Sponsor having to indemnify the Trust Account is limited because the Company will endeavor to have all vendors and prospective target businesses as well as other entities execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Independent Financial Advisory Services

In connection with the Public Offering, TPG Capital BD, LLC, an affiliate of the Company, acted as the Company’s independent financial advisor as defined under FINRA Rule 5110(j)(9), to provide independent financial consulting services, consisting of a review of deal structure and terms and related structuring advice in connection with the Public Offering, for which it received a fee of $527,250, which was paid on the Close Date. TPG Capital BD, LLC was engaged to represent the Company’s interests only and is independent of the underwriters. TPG Capital BD, LLC did not act as an underwriter in the Public Offering and did not sell or offer to sell any securities in the Public Offering, nor did it identify or solicit potential investors in the Public Offering.

Related Party Note Payable

On March 22, 2021 the Company’s Sponsor loaned the Company $750,000 under an unsecured non-interest-bearing promissory note to pay up front costs associated with the Public Offering. The Company repaid the promissory note to the Sponsor on the Close Date.

Administrative Service Agreement

On the Close Date, the Company entered into an agreement to pay $50,000 a month for office space, administrative and support services to an affiliate of the Sponsor, and will terminate the agreement upon the earlier of a Business Combination or the liquidation of the Company. For the three months ended September 30, 2021 and the period from Inception to September 30, 2021, the Company incurred expenses of $150,000 and $280,000, respectively, under this agreement.

Commitment Letter

Effective May 24, 2021, the Sponsor entered into a commitment letter in which it committed to lending funds, if needed, to the Company to timely satisfy any of the Company’s financial obligations or debt service requirements through August 31, 2022, and further to defer any required repayment of existing loans, or any loans made during the period from the Close Date to August 31, 2022, until after August 31, 2022.

In October 2021, the commitment letter was extended through April 30, 2023. See Note 6 - Subsequent Events.